Revenue from services provided to customers - Schedule of Disaggregation of Asset Management Fees And Custody Fee (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disaggregation Of Asset Management Fees And Custody Fee [Abstract]
Asset management fees	¥ 193,468	¥ 171,327	¥ 171,056
Administration fees	88,201	76,157	79,572
Custodial fees	28,485	24,200	19,357
Total	¥ 310,154	¥ 271,684	¥ 269,985